Share Capital	6 Months Ended
Jun. 30, 2026
Share Capital [Abstract]
SHARE CAPITAL
19.	SHARE CAPITAL

The movement of share capital is as follows:

	Voting Class A ordinary shares			Voting Class B ordinary shares			Non-voting redeemable preferred shares			Total
	Number of shares	Amount		Number of shares	Amount		Number of shares	Amount		Number of shares	Amount
		US$’000			US$’000			US$’000			US$’000
Authorized
As of January 1, 2026 (audited) and June 30, 2026 (unaudited)	1,791,048,851,869	47		72,816,437,663	2		23,949,023,814	1		1,887,814,313,346	50
Issued and fully paid
As of January 1, 2026 (audited) and June 30, 2026 (unaudited)	44,175,159	-	*	4,285,911	-	*	6,343,056	-	*	54,804,126	-	*

*	The amount is less than US$1,000.